SCHEDULE I - Equity (Details) - Parent Company [Member] - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2020	Apr. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiary or Equity Method Investee [Line Items]
Cash dividends			$ 0	$ 0	$ 0	$ 0	$ 0
Common stock was used to settle incentive compensation	$ 1,500,000	$ 5,000,000.0